Cash distributions and earnings per unit (Tables)	6 Months Ended
Jun. 30, 2021
Cash Distributions And Earnings Per Unit
Cash distributions and earnings per unit - Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25 per unit	98%	—	2%
First Target Distribution	up to $6.0375 per unit	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625 per unit	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875 per unit	75%	23%	2%
Thereafter	above $7.875 per unit	50%	48%	2%

Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted

	Three Month Period Ended		Six Month Period Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Net income / (loss)	$99,913	$(14,641)	$236,592	$(25,365)
Income / (loss) attributable to:
Common unitholders	$97,914	$(14,348)	$231,860	$(24,859)
Weighted average units outstanding basic
Common unitholders	22,653,219	10,847,487	17,041,426	10,846,405
Earnings / (loss) per unit basic:
Common unitholders	$4.32	$(1.32)	$13.61	$(2.29)
Weighted average units outstanding diluted
Common unitholders	22,739,569	10,847,487	17,127,776	10,846,405
Earnings / (loss) per unit diluted:
Common unitholders	$4.31	$(1.32)	$13.54	$(2.29)
Earnings / (loss) per unit distributed basic:
Common unit holders	$0.05	$0.05	$0.10	$0.35
Earnings / (loss) per unit distributed diluted:
Common unitholders	$0.05	$0.05	$0.10	$0.35
Earnings/ (loss) per unit undistributed basic:
Common unitholders	$4.27	$(1.37)	$13.51	$(2.64)
Earnings/ (loss) per unit undistributed diluted:
Common unit holders	$4.26	$(1.37)	$13.44	$(2.64)